BORROWINGS - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amount
Subordinated Debt	$ 314,619	$ 314,163
Unamortized debt issuance costs	(1,227)	(1,613)
Notes Payable, Noncurrent	$ 31,822	$ 29,179
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Other Long-term Debt	$ 775	$ 775
Long-term debt	$ 347,509	$ 344,115
Average Rate
Debt, Weighted Average Interest Rate	5.43%	5.60%
Notes payable interest rate	4.95%	4.40%
Lessee, Finance Lease, Discount Rate	3.85%	3.84%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Long-term Debt, Weighted Average Interest Rate, at Point in Time	5.39%	5.51%
Maturities of Long-term Debt [Abstract]
2025	$ 122,902
2026	3,742
2027	9,576
2028	4,758
2029	8,107
Thereafter	$ 198,424